Shareholders' Equity (Deficit) (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of Common Stock Warrants, Outstanding, Beginning	2,632,278
Weighted average exercise price, Outstanding, Beginning	$ 2.5
Weighted average life, Outstanding, Beginning	2 years 9 months 3 days
Intrinsic value of Warrants, Outstanding, Beginning
Number of Common Stock Warrants, Granted	1,818,182	2,882,278	200,000
Weighted average exercise price Granted	$ 2.5	$ 2.39	$ 1.25
Weighted average life (years) Granted	3 years	3 years 2 months 12 days	5 years
Intrinsic value of Warrants Granted
Number of Common Stock Warrants Exercised		(180,000)
Weighted average exercise price Exercised		$ 1.25
Weighted average life (years) Exercised
Intrinsic value of Warrants Exercised
Number of Common Stock Warrants Canceled
Weighted average exercise price Canceled		$ 1.25
Weighted average life (years) Canceled
Intrinsic value of Warrants Canceled
Number of Common Stock Warrants Outstanding, Ending	4,450,460	2,632,278
Weighted average exercise price Outstanding, Ending	$ 2.5	$ 2.5
Weighted average life (years) Outstanding, Ending	2 years 2 months 15 days
Intrinsic value of Warrants Outstanding, Ending
Number of Common Stock Warrants Exercisable	4,450,460	2,632,278
Weighted average exercise price Exercisable	$ 2.5	$ 2.5
Weighted average life (years) Exercisable	2 years 2 months 15 days	2 years 9 months 3 days
Intrinsic value of Warrants Exercisable